SHORT TERM LOANS-UNRELATED PARTIES (Details Narrative)											6 Months Ended		12 Months Ended
	Nov. 05, 2025 USD ($)	Nov. 05, 2025 CNY (¥)	Oct. 21, 2025 USD ($)	Oct. 21, 2025 CNY (¥)	Sep. 19, 2025 USD ($)	Sep. 19, 2025 CNY (¥)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 26, 2026 USD ($)	Jun. 26, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan											$ 221,073	¥ 1,500,000	$ 1,619,037	¥ 11,322,088	$ 568,548	¥ 4,150,000
Bearing interest rate											8.00%		8.00%		8.00%	8.00%	8.00%			8.00%
Cash repayments											$ 1,576,985	10,700,000	$ 813,552	5,600,000
Short-term loans											1,639,192		2,827,395
Mr Jingdong Qu [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan	$ 1,429,981	¥ 10,000,000
Bearing interest rate	8.00%	8.00%
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan											64,349	450,000			$ 68,500	¥ 500,000
Bearing interest rate															8.00%	8.00%
Cash repayments													7,150	¥ 50,000
Short-term loans													$ 64,349
Fujian Chuanzhiyuan Industrial Investment Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan							$ 136,999	¥ 1,000,000
Bearing interest rate											8.00%		8.00%				8.00%			8.00%
Short-term loans											$ 147,382		$ 142,998
Chris Young [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan			$ 207,294	¥ 1,449,628,000,000							347,218	2,355,911
Bearing interest rate			8.00%	8.00%
Cash repayments											316,210	2,145,521
Short-term loans											31,008		207,294				¥ 210,390			¥ 1,449,628
Ma Xin [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan					$ 268,315	¥ 1,876,357
Bearing interest rate					8.00%	8.00%
Cash repayments | ¥												692,360
Short-term loans													$ 268,315
Remaining debt outstanding											268,315	1,183,997
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Bearing interest rate													10.00%							10.00%
Short-term loans													$ 2,583,118
Remaining debt outstanding | ¥												18,064,000
Note payable											2,583,118						¥ 18,064,000
Ms. Li Xiaozhen [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans													1,405,000
Remaining debt outstanding | ¥												10,005,002
Interest free loan									$ 1,405,000	¥ 10,005,002
Major Goal Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term loans											$ 120,000
Unsecured loan																		$ 120,000	¥ 817,992
Mr Kuan Ren [Member]
Defined Benefit Plan Disclosure [Line Items]
Bearing interest rate											8.00%						8.00%
Cash repayments | ¥												446,082
Short-term loans
Remaining debt outstanding | ¥												210,690
Received proceeds											$ 95,000	¥ 656,772